Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.37%
Alabama–1.82%
Auburn University; Series 2015 A, Ref. RB	5.00%	06/01/2028	$1,000	$1,009,014
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(a)	4.38%	06/01/2028	10	10,007
Black Belt Energy Gas District (The); Series 2024 A, RB(b)	5.25%	09/01/2032	1,585	1,729,813
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,260	12,310,617
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,053,083
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(c)(d)	1.25%	07/01/2025	5,000	5,000,000
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,593,846
				28,706,380
Alaska–0.25%
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2028	1,465	1,486,368
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,000,757
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,420	1,430,514
				3,917,639
Arizona–2.87%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,135
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital);
Series 2014, Ref. RB(b)(e)	5.00%	12/01/2024	100	100,000
Series 2014, Ref. RB(b)(e)	5.00%	12/01/2024	2,710	2,710,000
Arizona (State of) Industrial Development Authority; Series 2024, RB(b)	5.00%	09/01/2026	1,000	1,030,667
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,594,505
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,128,797
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(f)	5.00%	09/01/2027	10,000	10,275,746
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	2,000	2,069,737
Series 2016, Ref. RB	5.00%	01/01/2035	2,205	2,281,643
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,569,660
Series 2015 A, RB	5.00%	07/01/2034	1,250	1,260,615
Series 2016, Ref. RB	5.00%	07/01/2033	1,500	1,541,924
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,269,592
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	50	50,184
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	155	151,360
Salt River Project Agricultural Improvement & Power District;
Series 2015 A, Ref. RB	5.00%	12/01/2032	5,060	5,106,113
Series 2024 A, RB	5.00%	01/01/2036	1,540	1,814,913
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,135
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,189
University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB(b)(e)	5.00%	01/21/2025	920	922,281
University of Arizona Board of Regents;
Series 2015 D, RB	5.00%	07/01/2030	1,450	1,465,290
Series 2016 C, RB	5.00%	07/01/2030	1,060	1,094,961
Series 2022 B, RB	5.00%	07/01/2038	1,300	1,463,077
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	340	339,292
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.00%	08/01/2035	500	568,109
				45,168,925
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	$1,130	$1,143,070
California–3.98%
Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC)(d)(g)	0.35%	04/01/2055	11,255	11,255,000
California (State of);
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,015
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,008
Series 2014, Ref. GO Bonds(b)(e)	5.00%	12/04/2024	9,055	9,056,027
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,266
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,177,538
California (State of) Educational Facilities Authority (Santa Clara University);
Series 2015, Ref. RB	5.00%	04/01/2032	1,000	1,006,764
Series 2015, Ref. RB	5.00%	04/01/2033	1,000	1,006,739
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,857,917
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,721,783
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,362,912
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,728,830
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,830	3,825,695
Series 2023-1, RB	4.38%	09/20/2036	2,472	2,582,966
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(f)	8.00%	08/15/2025	2,000	2,060,936
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(b)(f)	4.13%	10/01/2025	5,000	5,010,556
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,159
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(h)	0.00%	08/01/2027	520	472,045
Imperial Irrigation District; Series 2012 A, Ref. RB	5.00%	11/01/2027	225	226,673
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	676,082
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	781,237
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,138
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(b)(e)(f)	5.00%	12/24/2024	2,470	2,472,704
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	3,600	3,857,888
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	975	984,212
Pasadena (City of), CA; Series 2015 A, Ref. COP	5.00%	02/01/2031	1,000	1,003,143
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,318,461
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,872,877
				62,749,571
Colorado–1.31%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,805,302
Colorado (State of);
Series 2024 A, COP	5.00%	11/01/2035	1,000	1,165,522
Series 2024 A, COP	5.00%	11/01/2036	1,000	1,161,109
Colorado (State of) Department of Transportation; Series 2016, COP	5.00%	06/15/2035	1,330	1,361,225
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	968,938
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,800,028
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,034,517
Series 2017 A, RB	5.00%	11/01/2036	2,940	3,028,213
Denver (City & County of), CO; Series 2016 A, Ref. RB	5.00%	11/15/2032	1,770	1,827,982
Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,060
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,840,209
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGM)(a)	5.00%	12/15/2031	1,500	1,568,571
				20,661,676
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.11%
Connecticut (State of);
Series 2014 F, GO Bonds(b)(e)	5.00%	01/17/2025	$1,940	$1,944,044
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,389,306
Series 2024 F, GO Bonds	5.00%	11/15/2035	4,000	4,678,499
Connecticut (State of) (Transportation Infrastructure); Series 2015 A, RB	5.00%	08/01/2028	3,000	3,039,651
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	125,146
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,003,196
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,268,891
Connecticut (State of) Housing Finance Authority (Sustainability Bonds); Series 2024, RB(b)	3.35%	05/15/2027	1,500	1,500,416
South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,738
				17,449,887
District of Columbia–1.10%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,000
Series 2012, RB	5.00%	12/01/2026	100	100,163
Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,430,351
Series 2024 A, GO Bonds	5.00%	08/01/2036	2,295	2,684,232
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,017,635
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,226,963
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,163,842
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,462,611
Series 2018, RB	5.00%	07/01/2043	3,750	3,877,777
				17,243,574
Florida–9.39%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,023,761
Broward (County of), FL; Series 2013 B, RB	5.00%	10/01/2026	260	260,174
Broward (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	07/01/2030	2,000	2,016,941
Series 2015 B, Ref. COP	5.00%	07/01/2031	6,640	6,693,572
Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,239,100
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	225	214,167
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(b)(e)	5.00%	07/01/2026	3,005	3,109,778
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,598,923
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,102,775
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(b)(e)	5.00%	12/01/2024	20,320	20,320,000
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	4.50%	05/01/2031	270	270,469
Florida (State of) Municipal Power Agency; Series 2015, RB	5.00%	10/01/2030	1,930	1,957,241
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(f)	5.00%	07/01/2038	3,000	3,064,781
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,650	1,824,250
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,215	4,431,443
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(d)	0.60%	10/01/2042	8,305	8,305,000
Series 2017 A, RB	5.00%	10/01/2031	1,265	1,335,132
Greater Orlando Aviation Authority;
Series 2016 B, RB(b)(e)	5.00%	10/01/2026	210	218,244
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,213,503
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,366,909
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	7,000	8,156,942
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,352,956
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	$3,410	$3,571,069
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,182,867
Series 2024 A, Ref. RB	5.00%	10/01/2036	1,000	1,168,998
Lake (County of), FL School Board; Series 2015 B, Ref. COP (INS - AGM)(a)	5.00%	06/01/2031	2,000	2,013,002
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,163,497
Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,862,444
Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,421,798
Series 2015 A, Ref. COP	5.00%	05/01/2030	3,250	3,273,738
Series 2015 D, Ref. COP	5.00%	02/01/2034	2,220	2,260,058
Series 2016 A, Ref. COP	5.00%	05/01/2032	3,295	3,370,156
Series 2016, GO Bonds	5.00%	03/15/2030	1,320	1,350,925
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,161,064
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,107,130
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB(b)(e)	5.00%	12/20/2024	525	525,449
Series 2012 A, RB(b)(e)	5.00%	12/20/2024	1,500	1,501,281
Series 2015 A, Ref. RB	5.00%	04/01/2032	1,000	1,006,038
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,209,544
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,048,870
Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(g)	4.05%	01/15/2028	8,200	8,205,838
Miami-Dade (County of), FL Transit System; Series 2015, Ref. RB	5.00%	07/01/2031	2,210	2,233,304
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,013,045
Palm Beach County School District;
Series 2015 C, Ref. COP	5.00%	08/01/2032	1,000	1,010,777
Series 2015 D, Ref. COP	5.00%	08/01/2029	1,410	1,425,567
Polk (County of), FL; Series 2012, Ref. RB(b)(e)	5.00%	12/18/2024	165	165,125
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(c)	5.50%	12/01/2026	6,000	5,976,144
Tallahassee (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2031	1,225	1,244,513
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2032	4,550	4,590,459
Walton County District School Board; Series 2015, COP (INS - AGM)(a)	5.00%	07/01/2032	1,720	1,722,030
				147,860,791
Georgia–3.36%
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	3,000	2,999,348
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(b)	2.88%	08/19/2025	5,000	4,961,620
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	10	10,008
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	735	725,715
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,260,101
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,612,793
Georgia (State of) Municipal Electric Authority (Project One);
Series 2015 A, Ref. RB(b)(e)	5.00%	01/01/2025	2,030	2,032,803
Series 2015 A, Ref. RB(b)(e)	5.00%	01/01/2025	1,820	1,822,513
Series 2015 A, Ref. RB(b)(e)	5.00%	01/01/2025	1,900	1,902,623
Main Street Natural Gas, Inc.;
Series 2019 B, RB(b)(e)	4.00%	12/01/2024	12,225	12,225,000
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,061,745
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,191,934
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,104,838
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,000	1,002,214
Series 2024 B, RB(b)	5.00%	03/01/2032	6,400	6,957,612
				52,870,867
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.45%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	$1,880	$1,882,723
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,999,771
Honolulu (City & County of), HI; Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,179,077
				7,061,571
Idaho–0.45%
Boise State University; Series 2016 A, Ref. RB	5.00%	04/01/2033	2,000	2,038,166
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,695	1,879,763
Idaho State Building Authority; Series 2024 A, RB	5.00%	06/01/2034	2,630	3,094,987
				7,012,916
Illinois–6.72%
Chicago (City of), IL; Series 2008 C, Ref. RB(b)(e)	5.00%	01/06/2025	2,500	2,504,170
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(b)(e)	5.00%	01/01/2025	4,015	4,020,213
Series 2015 B, Ref. RB(b)(e)	5.00%	01/01/2025	6,120	6,127,947
Series 2015 B, Ref. RB(b)(e)	5.00%	01/01/2025	1,350	1,351,753
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,034,700
Series 2024 B, RB	5.00%	01/01/2036	1,000	1,141,651
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,342
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,458
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,010
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	3,100	3,211,316
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	2,750	2,846,104
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,185,118
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,039,876
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,033,900
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	3,039,743
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	560,761
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,045,949
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2014, Ref. RB	5.00%	08/01/2025	1,505	1,506,211
Illinois (State of) Finance Authority (Carle Foundation (The)); Series 2016 A, Ref. RB	5.00%	02/15/2032	4,300	4,378,031
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $447,172)(i)	5.00%	11/01/2025	440	304,150
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $474,312)(i)	5.00%	11/01/2026	460	317,975
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	441,321
Series 2017, Ref. RB	5.00%	08/01/2028	500	519,045
Series 2017, Ref. RB	5.00%	08/01/2029	325	336,807
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds); Series 2016, RB	5.00%	07/01/2031	4,815	4,915,305
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,500	9,916,622
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2010, VRD RB (LOC - TD Bank, N.A.)(d)(g)	0.55%	08/01/2044	8,745	8,745,000
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	5	5,006
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB (CEP - Federal Housing Administration)(b)	5.00%	02/01/2026	4,570	4,658,508
Illinois (State of) Housing Development Authority (Sustainability Bonds Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(d)	2.88%	01/01/2065	3,500	3,500,000
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	5.00%	02/01/2032	3,900	3,931,776
Illinois (State of) Toll Highway Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2031	4,440	4,532,618
Series 2016 A, Ref. RB	5.00%	12/01/2032	2,675	2,729,795
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,030,668
Series 2016 B, RB	5.00%	01/01/2032	1,000	1,030,226
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,001,320
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	$3,000	$3,041,771
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,336,648
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	140	140,068
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGM)(a)(c)(d)	1.12%	05/01/2031	11,530	11,530,000
University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,021,847
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,015
				105,894,744
Indiana–0.69%
Indiana (State of) Finance Authority;
Series 2015, RB	5.00%	03/01/2036	3,265	3,275,688
Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,320,941
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,756,697
Indiana (State of) Municipal Power Agency; Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,021,183
Indianapolis Local Public Improvement Bond Bank; Series 2015, Ref. RB(f)	5.00%	01/01/2030	3,250	3,253,496
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	205	202,887
				10,830,892
Iowa–1.60%
Ames (City of), IA; Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,522,366
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	814,531
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,423,979
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,677,613
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	905	904,999
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	13,500	13,836,190
				25,179,678
Kansas–0.87%
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,958,401
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,803,741
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,026,227
Valley Center (City of), KS; Series 2023-1, GO Notes	4.38%	12/01/2025	4,820	4,821,403
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	1,026,201
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,033,036
				13,669,009
Kentucky–2.21%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,030
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(j)	4.58%	02/01/2025	2,310	2,310,525
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,255	1,262,146
Series 2015 A, RB	5.00%	07/01/2028	1,000	1,007,035
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,021,995
Kentucky (Commonwealth of) Property & Building Commission (No. 131);
Series 2024 A, RB	5.00%	10/01/2035	1,000	1,157,364
Series 2024 A, RB	5.00%	10/01/2036	1,125	1,295,031
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(b)	4.00%	06/01/2025	5,000	5,012,091
Series 2019 A-2, RB (1 mo. Term SOFR + 1.12%)(b)(j)	4.25%	06/01/2025	10,000	10,014,960
Series 2024 A, RB(b)	5.00%	07/01/2030	3,120	3,315,816
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,764,585
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	$2,835	$2,897,676
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,715,149
				34,799,403
Louisiana–1.01%
Louisiana (State of);
Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(j)	3.71%	05/01/2026	3,115	3,105,440
Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(d)(g)	0.65%	05/01/2043	10,000	10,000,000
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2036	1,250	1,309,465
Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2037	1,440	1,506,451
				15,921,356
Maine–0.17%
Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,671,908
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,013,991
				2,685,899
Maryland–1.63%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,091,721
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,509
Series 2017 A, RB	5.00%	05/15/2042	1,875	1,934,330
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	9,030	9,096,838
Washington (State of) Suburban Sanitary Commission; Series 2013 A, VRD RB(d)	0.75%	06/01/2027	11,400	11,400,000
				25,723,398
Massachusetts–0.36%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	4.08%	11/15/2032	2,155	2,085,900
Massachusetts (Commonwealth of) Water Resources Authority; Series 2008 E, VRD Ref. RB(d)	2.45%	08/01/2037	3,580	3,580,000
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,014
				5,680,914
Michigan–3.65%
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%), (INS - AGM)(a)(j)	3.85%	07/01/2032	7,825	7,683,514
Farmington Public School District; Series 2015, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/01/2030	1,385	1,394,430
Great Lakes Water Authority; Series 2016 D, Ref. RB	5.00%	07/01/2036	5,000	5,116,675
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2031	1,565	1,589,118
Series 2016 I, Ref. RB	5.00%	10/15/2032	1,250	1,296,947
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(b)(e)	5.00%	05/15/2025	1,620	1,633,302
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,272,005
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,111,537
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group);
Series 1999 B-4, RB	5.00%	11/15/2031	2,325	2,342,568
Series 1999, RB	5.00%	11/15/2027	4,355	4,393,282
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	1,170	1,157,458
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,930	4,289,207
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	185,021
North Branch Area Schools; Series 2015, Ref. GO Bonds	5.00%	05/01/2032	2,915	2,933,523
Rib Floater Trust; Series 2022-047, VRD RB(c)(d)	1.46%	12/01/2045	10,000	10,000,000
Utica Community Schools; Series 2016, Ref. GO Bonds	5.00%	05/01/2031	1,990	2,045,193
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2029	1,700	1,726,729
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne State University;
Series 2015 A, Ref. RB(b)(e)	5.00%	12/03/2024	$125	$125,006
Series 2015 A, Ref. RB(b)(e)	5.00%	12/03/2024	175	175,008
Series 2018 A, RB	5.00%	11/15/2038	2,220	2,248,238
Western Michigan University; Series 2015 A, Ref. RB	5.00%	11/15/2029	1,700	1,713,461
				57,432,222
Minnesota–0.48%
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,002
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,469,684
Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	1,000,555
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,000
St. Cloud (City of), MN (CentraCare Health System);
Series 2024, Ref. RB	5.00%	05/01/2035	1,000	1,144,834
Series 2024, Ref. RB	5.00%	05/01/2036	1,645	1,875,103
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group); Series 2015 A, Ref. RB	5.00%	07/01/2032	1,895	1,908,040
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(b)(e)	4.50%	07/01/2026	175	177,294
				7,600,512
Mississippi–0.00%
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,007
Missouri–2.04%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,342,241
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,892,015
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,109,907
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	100	99,430
Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,546,314
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,000	982,815
Missouri (State of) Health & Educational Facilities Authority (BJC Health System); Series 2014, RB	5.00%	01/01/2030	1,000	1,001,785
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,283,023
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,556,113
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,247,891
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,445	2,615,213
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,623,566
Series 2015 A, Ref. RB	5.00%	12/01/2029	1,500	1,513,596
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(h)	0.00%	06/01/2025	60	58,992
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	2,255	2,293,033
				32,165,934
Nebraska–1.24%
Central Plains Energy Project; Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,390,098
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,019,820
Omaha School District;
Series 2016, GO Bonds	5.00%	12/15/2030	3,295	3,429,651
Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,192,261
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB(b)(e)	5.00%	01/01/2025	$2,115	$2,117,833
Series 2015, Ref. RB(b)(e)	5.00%	01/01/2025	1,380	1,381,849
Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,063,014
				19,594,526
Nevada–1.41%
Clark (County of), NV;
Series 2015, RB	5.00%	07/01/2035	1,770	1,785,705
Series 2016 B, Ref. GO Bonds	5.00%	11/01/2029	2,150	2,232,274
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,021,090
Clark County School District; Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,786,746
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,877,209
Truckee Meadows Water Authority;
Series 2016, Ref. RB	5.00%	07/01/2031	2,775	2,858,701
Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,057,513
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,519,655
Series 2016, Ref. RB(b)(f)	4.13%	10/01/2029	5,000	5,066,835
				22,205,728
New Hampshire–1.15%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,271	5,174,017
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	3,932	3,907,955
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,990	4,872,782
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,101,183
				18,055,937
New Jersey–3.07%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,083,649
Gloucester (County of), NJ Improvement Authority (The); Series 2015 B, Ref. RB	5.00%	07/01/2027	2,000	2,024,089
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2024, RN	4.00%	02/27/2025	2,500	2,500,793
New Jersey (State of) Economic Development Authority; Series 2004 A, RB(e)	5.25%	07/01/2025	820	830,042
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,157
New Jersey (State of) Educational Facilities Authority (Montclair University);
Series 2014, RB(b)(e)	5.00%	02/28/2025	1,000	1,004,206
Series 2016 B, Ref. RB	5.00%	07/01/2027	1,000	1,030,801
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	852,126
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,236,749
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,101,526
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,660	2,760,012
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,172,321
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,139,407
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	3,090	3,093,789
Series 2015 E, RB(b)(e)	5.00%	01/01/2025	7,360	7,370,464
Series 2015 E, RB(b)(e)	5.00%	01/01/2025	2,060	2,062,929
				48,393,060
New Mexico–1.00%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,668,755
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,295,098
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,759,928
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,014,507
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	$3,700	$3,775,730
New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(b)	5.00%	09/01/2025	3,000	3,015,824
Saltillo Public Improvement District; Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	161,087
				15,690,929
New York–10.22%
Metropolitan Transportation Authority; Series 2015 F, Ref. RB	5.00%	11/15/2027	525	533,838
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	146,285
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	629,286
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,224,769
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2030	3,275	3,310,291
Series 2015 A, Ref. RB	5.00%	07/01/2032	2,000	2,020,051
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,500,914
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,367,564
New York & New Jersey (States of) Port Authority;
One Hundred Ninety Third Series 2015, Ref. RB(f)	5.00%	10/15/2032	2,380	2,404,911
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,707
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,471
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2035	2,415	2,853,358
New York (City of), NY; Series 2012, VRD GO Bonds(d)	1.25%	04/01/2042	12,885	12,885,000
New York (City of), NY Transitional Finance Authority;
Series 2015 S-2, RB	5.00%	07/15/2030	3,000	3,035,745
Series 2016, RB	5.00%	05/01/2032	3,940	4,033,942
Series 2019 C-4, VRD RB(d)	0.75%	11/01/2044	7,500	7,500,000
New York (State of) Dormitory Authority;
Series 2014 E, Ref. RB	5.00%	02/15/2031	2,445	2,452,839
Series 2015 A, Ref. RB	5.00%	03/15/2031	1,860	1,868,465
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,510,659
Series 2015 B, RB	5.00%	03/15/2032	5,370	5,437,151
Series 2016 D, Ref. RB(b)(e)	5.00%	08/15/2026	3,965	4,119,375
Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,471,121
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2035	3,000	3,432,761
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	750	803,703
Series 2024, RB	5.00%	10/01/2030	750	811,822
Series 2024, RB	5.00%	10/01/2031	1,000	1,090,843
Series 2024, RB	5.00%	10/01/2032	1,125	1,234,930
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 E-2, RB(b)	3.80%	05/01/2027	4,000	4,012,095
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,409,949
Series 2024, RB(b)	3.45%	11/01/2029	7,200	7,223,296
New York (State of) Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2033	8,635	8,787,576
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2020 I-2, RB(b)	0.70%	05/01/2025	4,445	4,389,866
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	980	960,296
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,495	12,494,438
Series 2022 C-3, VRD RB(d)	2.80%	05/01/2062	5,000	5,000,000
New York State Urban Development Corp.; Series 2015 A, Ref. RB	5.00%	03/15/2032	4,235	4,288,618
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	6,030	6,040,103
Series 2016, Ref. RB(f)	5.00%	08/01/2031	20,070	20,095,246
Series 2020, Ref. RB(f)	5.25%	08/01/2031	8,135	8,532,163
				160,864,447
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.76%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(b)	0.80%	10/31/2025	$5,000	$4,863,936
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,334
Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,531,349
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,645	1,678,636
Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,639,183
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,027,696
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,010
				11,981,144
North Dakota–0.60%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	552,998
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	589,420
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	625,374
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	661,373
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(d)	2.86%	07/01/2036	7,025	7,025,000
				9,454,165
Ohio–2.34%
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,093,633
Columbus (City of), OH;
Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,620,669
Series 2018 A, GO Bonds	5.00%	04/01/2030	5,335	5,781,185
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,455,449
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	290	290,404
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(f)	5.00%	12/01/2026	1,335	1,335,891
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,484,094
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,564,450
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,351
Series 2014, RB	5.00%	02/01/2028	465	465,348
Series 2014, RB	5.00%	02/01/2029	425	425,296
Kent State University; Series 2016, Ref. RB	5.00%	05/01/2029	1,245	1,281,801
Martins Ferry (City of), OH; Series 2023, GO Notes	5.00%	12/18/2024	1,750	1,750,863
Ohio (State of);
Series 2015 A, RB	5.00%	04/01/2028	1,375	1,383,941
Series 2017 A, GO Bonds	5.00%	05/01/2028	2,330	2,349,235
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,110,313
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	400	400,160
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	5	5,000
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,553,838
				36,816,921
Oklahoma–0.36%
Grand River Dam Authority; Series 2023, RB	5.00%	06/01/2037	1,800	2,052,107
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,424,146
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	420	420,697
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,393
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,194
				5,647,537
Oregon–0.77%
Clackamas & Washington Counties School District No. 3; Series 2015, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	1,250	1,262,394
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	3,000	2,975,996
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds); Series 2021 B, Ref. RB	1.20%	06/01/2028	125	114,489
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(d)	0.75%	06/01/2039	$600	$600,000
Oregon (State of) (Article XI-Q State); Series 2016, Ref. GO Bonds	5.00%	05/01/2032	2,885	2,963,804
Oregon (State of) Lottery; Series 2015 D, Ref. RB	5.00%	04/01/2028	1,525	1,534,815
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	1,275	1,305,515
Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,418,321
				12,175,334
Pennsylvania–3.45%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	205	204,627
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,965,758
Allegheny (County of), PA Sanitary Authority;
Series 2024, Ref. RB	5.00%	12/01/2035	660	759,992
Series 2024, Ref. RB	5.00%	12/01/2036	625	713,119
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,112,416
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(c)	5.00%	10/01/2029	350	372,338
Series 2024, Ref. RB(c)	5.00%	10/01/2034	705	763,520
Coatesville Area School District Building Authority; Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	425,000
Dallastown Area School District; Series 2017, Ref. GO Notes	5.00%	04/15/2026	1,000	1,006,540
Downingtown Area School District; Series 2018 C, GO Bonds	5.00%	08/01/2031	1,475	1,523,503
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A,Ref RB(b)	4.10%	04/03/2028	3,000	3,084,685
Pennsylvania (Commonwealth of); First Series 2015, GO Bonds	5.00%	03/15/2028	1,600	1,608,664
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	2,017,964
Series 2016 AT-1, RB(e)	5.00%	06/15/2031	355	401,653
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(d)	3.66%	09/01/2045	10,095	10,095,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,643,966
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB(b)(e)	5.00%	12/01/2024	1,000	1,000,000
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,307,342
Series 2023 B, VRD Ref. RB (LOC - TD Bank, N.A.)(d)(g)	2.86%	12/01/2043	6,650	6,650,000
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,377,324
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,444,939
Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. Term SOFR + 0.78%)(j)	4.54%	12/01/2024	15	15,000
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	785	790,465
				54,283,815
Puerto Rico–0.38%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	60	61,037
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	99,998
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,895,524
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,500,905
Series 2008 WW, RB (Acquired 05/13/2020; Cost $500,000) (INS - AGC)(a)(i)	5.25%	07/01/2033	500	500,097
				6,057,561
Rhode Island–0.87%
Rhode Island Health & Educational Building Corp.; Series 2017 G, RB (INS - AGM)(a)	5.00%	05/15/2039	2,520	2,604,942
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(b)	3.60%	10/01/2027	3,000	2,998,325
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$1,145	$1,153,335
Series 2015 B, Ref. RB	4.50%	06/01/2045	6,905	6,919,789
				13,676,391
South Carolina–1.25%
Charleston County Airport District; Series 2024 B, RB	5.00%	07/01/2035	900	1,042,870
Charleston Educational Excellence Finance Corp. (Charleston County School); Series 2014, Ref. RB(b)(e)	5.00%	12/12/2024	2,500	2,501,185
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	621,000
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,114,038
SCAGO Educational Facilities Corp. for Pickens School District;
Series 2015, Ref. RB	5.00%	12/01/2028	1,800	1,813,514
Series 2015, Ref. RB	5.00%	12/01/2030	1,190	1,198,590
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	258,793
Series 2024, RB	5.00%	11/15/2028	275	286,972
Series 2024, RB	5.00%	11/15/2029	250	262,590
Series 2024, RB	5.00%	11/15/2030	250	264,057
Series 2024, RB	5.00%	11/15/2031	280	296,690
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,936,078
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2032	5,000	5,127,899
				19,724,276
Tennessee–2.10%
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(f)	5.00%	07/01/2033	1,550	1,561,196
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	1,835	1,869,370
Series 2018, RB(b)	4.00%	11/01/2025	14,060	14,119,225
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,721,779
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,395	3,564,211
Williamson (County of), TX Industrial Development Board; Series 2023, RB(b)	5.00%	05/01/2027	4,125	4,270,984
				33,106,765
Texas–11.27%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	590,241
Aldine Independent School District;
Series 2024 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	1,750	2,039,653
Series 2024 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	2,500	2,889,266
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(b)(c)	4.50%	06/15/2026	1,100	1,100,185
Austin (City of), TX; Series 2015 A, Ref. RB	5.00%	11/15/2029	5,600	5,692,827
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,490	2,541,763
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(f)	3.63%	07/01/2026	2,200	2,040,084
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,008,469
Cypress-Fairbanks Independent School District; Series 2024 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,365	2,756,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2024, RB	5.00%	11/01/2039	1,050	1,192,274
Series 2024, RB	5.00%	11/01/2040	875	988,476
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,835	3,880,302
Series 2015, GO Bonds	5.00%	02/15/2030	1,055	1,060,420
Series 2015, GO Bonds	5.00%	02/15/2032	5,035	5,060,867
Series 2017, RB	5.00%	10/01/2031	1,745	1,844,178
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	$1,000	$1,017,956
Dallas (County of), TX; Series 2016, Ctfs. of Obligations	5.00%	08/15/2029	4,605	4,758,052
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,284,874
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,364,257
Series 2017, RB	5.00%	12/01/2035	3,240	3,323,731
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,025,566
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2034	2,100	2,154,231
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,500	1,538,735
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2031	1,000	1,018,776
Godley Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,090	1,093,763
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,119,886
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,365
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,865,000
Gulf Coast Authority (Bayport Area System); Series 2015, RB (INS - AGM)(a)	5.00%	10/01/2031	1,410	1,429,866
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	620,278
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,639,226
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,829,601
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	9,595	9,605,180
Lamar Consolidated Independent School District;
Series 2016 A, Ref. GO Bonds(b)(e)	5.00%	02/15/2025	1,000	1,003,460
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,034,307
Lancaster Independent School District; Series 2015, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/15/2030	1,670	1,675,328
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2035	600	676,037
Leander Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,025,227
Lewisville Independent School District; Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	1,000	1,012,795
Lovejoy Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	2,665	2,714,941
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(f)	4.63%	10/01/2031	1,000	1,003,162
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,012
North East Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	2,355	2,382,242
North Harris (County of), TX Regional Water Authority;
Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,250
Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,334,700
North Texas Tollway Authority;
Series 2015 A, Ref. RB(b)(e)	5.00%	01/01/2025	13,200	13,216,599
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,310	1,311,590
Series 2016 A, Ref. RB	5.00%	01/01/2031	1,000	1,019,079
Series 2017 A, RB	5.00%	01/01/2025	55	55,067
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,018
Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,230
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,372,740
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,913,633
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,832,182
San Antonio (City of), TX;
Series 2019 C, RB(b)(e)	1.75%	12/01/2024	10,000	10,000,000
Series 2024 E, Ref. RB	5.00%	02/01/2036	5,000	5,806,319
San Antonio (City of), TX Water System;
Series 2024 B, RB	5.00%	05/15/2035	1,000	1,167,473
Series 2024 B, RB	5.00%	05/15/2036	1,000	1,162,739
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	$1,615	$1,665,957
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	1,055	1,059,506
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB	5.00%	11/15/2032	1,020	1,042,871
Texas (State of); Series 2014 A, Ref. GO Bonds(b)(e)	5.00%	12/27/2024	1,000	1,001,188
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,919,955
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	7,040	7,221,141
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	3.73%	09/15/2027	8,715	8,637,818
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	2,275	2,321,531
Series 2017 A, Ref. RB	5.00%	02/15/2034	5,000	5,099,890
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	47,331
Wink-Loving Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	500	506,014
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	700	708,175
				177,451,300
Utah–0.22%
Grand (County of), UT School District Local Building Authority;
Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2030	1,370	1,393,518
Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2038	2,040	2,066,069
				3,459,587
Virginia–0.43%
Virginia (Commonwealth of) Housing Development Authority; Series 2023 E-2, RB(b)	3.90%	07/01/2025	4,840	4,840,321
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,912,006
				6,752,327
Washington–4.00%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,230	1,239,131
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,003
King (County of), WA; Series 2024, Ref. VRD RB(d)	0.80%	01/01/2042	7,500	7,500,000
King County School District No. 411 Issaquah; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	1,035	1,074,352
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,019,895
Pierce County School District No. 10 Tacoma;
Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	1,020	1,186,783
Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,160	1,349,997
Seattle (Port of), WA;
Series 2017 C, RB(f)	5.00%	05/01/2025	275	276,526
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,471,819
University of Washington; Series 2015 B, Ref. RB	5.00%	06/01/2031	1,010	1,018,855
Washington (State of);
Series 2014 B, Ref. GO Bonds(b)(e)	5.00%	12/14/2024	11,980	11,986,612
Series 2015 A-1, GO Bonds	5.00%	08/01/2029	10,000	10,112,382
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,241,254
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,140	1,161,429
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	5.00%	06/01/2032	2,920	2,922,089
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 B, Ref. RB	5.00%	08/15/2031	2,505	2,524,727
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,072
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,548,839
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,420,098
Series 2012 A, RB	5.00%	10/01/2028	165	165,440
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,719,856
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2035	$2,490	$2,866,488
				62,941,647
West Virginia–0.07%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	1,100	1,136,208
Wisconsin–2.82%
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(b)	5.00%	01/29/2025	10,000	10,024,019
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,376,541
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	1,650	1,686,810
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,224
Series 2013, RB	5.00%	08/15/2027	800	801,759
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(c)	5.00%	08/01/2027	5,000	5,109,078
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,801,905
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,234,035
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB(b)(e)	5.00%	12/16/2024	125	125,083
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	980,678
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,475,999
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	4,400	4,426,367
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,404,705
Series 2016, RB	5.00%	03/01/2035	2,000	2,037,151
Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,744,843
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(c)	5.25%	06/15/2035	1,070	1,070,175
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	660	670,877
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,312,076
				44,382,325
Total Municipal Obligations (Cost $1,524,716,406)				1,533,307,765
			Shares
MuniFund Preferred Shares–1.00%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(c)(d)			5,750,000	5,750,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(c)			10,000,000	10,000,000
Total MuniFund Preferred Shares (Cost $15,750,000)				15,750,000

Exchange-Traded Funds–0.06%
Invesco Municipal Strategic Income ETF (Cost $872,950)(k)			17,000	875,840
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(c)	15.00%	07/01/2025	$75	76,528
TOTAL INVESTMENTS IN SECURITIES(l)–98.43% (Cost $1,541,414,356)				1,550,010,133
OTHER ASSETS LESS LIABILITIES–1.57%				24,676,139
NET ASSETS–100.00%				$1,574,686,272
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $65,979,974, which represented 4.19% of the Fund’s Net Assets.

(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount.
(i)	Restricted security. The aggregate value of these securities at November 30, 2024 was $1,122,222, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$873,372	$-	$-	$2,468	$-	$875,840	$8,749

(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,533,307,765	$—	$1,533,307,765
MuniFund Preferred Shares	—	15,750,000	—	15,750,000
Exchange-Traded Funds	875,840	—	—	875,840
U.S. Dollar Denominated Bonds & Notes	—	76,528	—	76,528
Total Investments in Securities	875,840	1,549,134,293	—	1,550,010,133
Other Investments - Assets
Investments Matured	—	7,695	180,000	187,695
Total Investments	$875,840	$1,549,141,988	$180,000	$1,550,197,828
Invesco Short Term Municipal Fund